Tax - Disclosure of components of income tax (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Current tax charge/(credit)
Current year	£ 605	£ 623	£ 904
Adjustments in respect of prior years	(96)	(625)	393
Total	509	(2)	1,297
Deferred tax charge/(credit)
Current year	43	19	(179)
Adjustments in respect of prior years	110	468	(288)
Total	153	487	(467)
Tax charge	£ 662	£ 485	£ 830